Property, plant and equipment, net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net
Note 8. Property, plant and equipment, net
Property, plant and equipment, net consist of the following as of December 31, 2020 and 2019 (in millions):

	2020	2019
Land	$10.6	$10.6
Buildings	986.1	938.2
Leasehold improvements	882.8	842.2
Personal property	186.8	140.2
Construction in progress	68.9	91.7

	2,135.2	2,022.9
Less: accumulated depreciation and amortization	(554.5)	(379.4)

Property, plant and equipment, net	$1,580.7	$1,643.5

Assets under capital leases and related accumulated amortization are $941.4 million and $137.7 million, respectively as of December 31, 2020, and $882.1 million and $71.8 million, respectively as of December 31, 2019.
Depreciation and amortization expense amounted to $171.4 million, $159.4 million and $169.1 million, respectively for the years ended December 31, 2020, 2019 and 2018.